Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
2006 Plan and 2010 Plan
Summary of the changes in options outstanding and the related exercise prices for the shares of the Company's common stock options issued
Number of Shares issued Outstanding beginning balance	15,122,900	14,730,207	10,009,937
Number of shares Granted		2,398,000	6,997,500	10,257,593
Number of shares Exercised		(17,500)	(300,820)
Number of shares Canceled or expired	(56,000)	(1,987,807)	(1,976,410)
Number of shares, Outstanding, Ending balance	15,066,900	15,122,900	14,730,207
Weighted Average Exercise Price Per Share Outstanding beginning balance	$ 1.18	$ 1.26	$ 0.92
Weighted Average Exercise Price Per Share Granted		$ 0.38	$ 1.69
Weighted Average Exercise Price Per Share Exercised		$ 0.22	$ 0.50
Weighted Average Exercise Price Per Share Canceled or expired	$ 0.76	$ 0.78	$ 1.17
Weighted Average Exercise Price Per Share Outstanding Ending balance	$ 1.19	$ 1.18	$ 1.26
Outside Plan
Summary of the changes in options outstanding and the related exercise prices for the shares of the Company's common stock options issued
Number of Shares issued Outstanding beginning balance	8,254,232	8,254,232	10,708,939
Number of shares Granted
Number of shares Exercised			(454,170)
Number of shares Canceled or expired	(644,939)		(2,000,537)
Number of shares, Outstanding, Ending balance	7,609,293	8,254,232	8,254,232
Weighted Average Exercise Price Per Share Outstanding beginning balance	$ 0.65	$ 0.65	$ 0.64
Weighted Average Exercise Price Per Share Granted
Weighted Average Exercise Price Per Share Exercised			$ 0.59
Weighted Average Exercise Price Per Share Canceled or expired	$ 1.00		$ 0.62
Weighted Average Exercise Price Per Share Outstanding Ending balance	$ 0.62	$ 0.65	$ 0.65